Document and Entity Information	Dec. 31, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	MML SERIES INVESTMENT FUND II
Entity Central Index Key	0001317146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	May 01, 2021